Goodwill And Intangible Assets (Narrative) (Details) $ in Thousands	12 Months Ended
	Apr. 30, 2018 USD ($)	Apr. 30, 2017 USD ($)	Apr. 30, 2016 USD ($) item
Goodwill and Intangible Assets Disclosure [Abstract]
Number of offices closed | item			110
Amount	$ 50,272
Amortization	79,900	$ 78,900	$ 72,800
Impairment of goodwill	0	$ 0
Estimated amortization, 2016	68,600
Estimated amortization, 2017	51,900
Estimated amortization, 2018	36,500
Estimated amortization, 2019	25,200
Estimated amortization, 2020	$ 13,400